Equity Plans - Stock-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 191	$ 168	$ 115
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total unrecognized compensation costs, net of estimated forfeitures, related to non-vested awards expected to be recognized	$ 345
Weighted average period that unrecognized compensation costs is expected to be recognized (in years)	1 year 2 months
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 79	81	61
Restricted stock award
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	112	87	54
Equity plans
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock compensation expense capitalized and remained in inventory	18	9
Cost of Goods Sold
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	76	65	39
Selling, general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	66	60	50
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	49	42	25
Other
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 0	$ 1	$ 1